Business Combinations - Schedule of Fair Value of Assets and Liabilities on the Acquisition Date (Details) - Cutanea Life Sciences, Inc [Member] € in Thousands	Mar. 25, 2019 EUR (€)
Statement Line Items [Line Items]
Property, plant and equipment	€ 1,339
Intangible assets	23,604
Total non-current assets	24,943
Trade receivables	1,004
Cash and cash equivalents	20,231
Inventories	763
Other assets	10,860
Total other current assets	32,858
Total assets	57,801
Financial liabilities	495
Trade payables	1,795
Other current liabilities	20,863
Total current liabilities	22,658
Total equity and liabilities	23,153
Net assets	34,648
Purchase price	17,325
Badwill	€ 17,323